Intangible Assets, Net (Details) - Schedule of Estimated Future Amortization Expense for Intangible Assets - USD ($)	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Estimated Future Amortization Expense for Intangible Assets [Line Items]
2024			$ 4,929
2025			4,929
2026			4,929
2027			4,929
2028			4,929
Thereafter			123,939
Total	$ 148,584	$ 157,451	$ 148,584